GOODWILL - Additional Information (Details) - Hollysis Intelligent [Member] $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($)
Goodwill [Line Items]
Goodwill before impairment charges	$ 19,697
Reporting unit, percentage of fair value of reporting unit	11.45%
Decrease in fair value of reporting unit	$ 2,188
Increase in fair value of reporting unit	$ 2,615